CAPITAL STOCK (Details) - Warrant [Member] - shares	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance Beginning	3,515,198	2,895,198	534,000
Warrants issued	1,920,000	620,000	2,361,198	534,000
Balance Ending	4,475,198	3,515,198	2,895,198	534,000
Warrants exercised	(960,000)